Retirement Plan	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Retirement Plan

11. Retirement Plan

The Company sponsors an employee savings plan that qualifies as a deferred salary arrangement under Section 401(k) of the IRC. Participating employees may defer up to the Internal Revenue Service annual contribution limit. The Company has elected to match 50% of an employee’s contributions up to 6% of the employees’ eligible salary beginning January 1, 2019. The Company made contributions of $0.3 million for the year ended December 31, 2019.